CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary shares Common Stock	Class B ordinary shares Common Stock
Balance at the beginning at Feb. 18, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 18, 2021				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000	24,281			$ 719
Issuance of Class B ordinary shares to Sponsor (in shares)					7,187,500
Sale of private placement shares to Sponsor	9,070,000	9,069,909		$ 91
Sale of private placement shares to Sponsor (in shares)				907,000
Accretion of Class A ordinary shares subject to possible redemption amount	(16,099,366)	(9,094,190)	(7,005,176)
Forfeiture of Class B ordinary shares		31			$ (31)
Forfeiture of Class B ordinary shares (in shares)					(312,500)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital and accumulated deficit	52,553	$ (31)	52,584
Net income (loss)	(1,100,581)		(1,100,581)
Balance at the end at Dec. 31, 2021	(8,052,394)		(8,053,173)	$ 91	$ 688
Balance at the end (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accretion of Class A ordinary share subject to possible redemption amount	(3,565,421)
Net income (loss)	(591,638)
Balance at the end at Jun. 30, 2022	(5,078,611)
Balance at the beginning at Dec. 31, 2021	(8,052,394)		(8,053,173)	$ 91	$ 688
Balance at the beginning (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accretion of Class A ordinary share subject to possible redemption amount	(2,703,431)
Net income (loss)	(61,659)
Balance at the end at Sep. 30, 2022	(5,410,622)
Balance at the beginning at Dec. 31, 2021	(8,052,394)		(8,053,173)	$ 91	$ 688
Balance at the beginning (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accretion of Class A ordinary share subject to possible redemption amount	3,166,410		3,166,410
Net income (loss)	274,559		274,559
Balance at the end at Dec. 31, 2022	$ (4,611,425)		$ (4,612,204)	$ 91	$ 688
Balance at the end (in shares) at Dec. 31, 2022				907,000	6,875,000